TAXATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of income tax expense:
Current tax expense (income)	$ (27)	$ 9,931	$ 4,096
Amortization of tax benefit arising on intra-group transfers of long term assets	(3,487)	(7,257)	(6,687)
Total income tax (gain) expense	(3,404)	2,765	(1,705)
Deferred tax assets, noncurrent	421	531
United Kingdom tax authority
Components of income tax expense:
Current tax expense (income)	(27)	2,101	2,733
Deferred tax expense (income)	110	91	886
Statutory tax rate	23.00%
Deferred tax assets, noncurrent	400	500
Deferred income tax assets:
Deferred tax assets, net	421	531
Indonesia Tax Authority
Components of income tax expense:
Current tax expense (income)	0	6,828	0
Brazil Tax authority
Components of income tax expense:
Current tax expense (income)	0	1,002	1,363
Internal Revenue Service (IRS)
Components of income tax expense:
Minimum resident ownership percentage required for income tax exemption	50.00%
Foreign country
Components of income tax expense:
Current tax expense (income)	$ 0